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November 24, 1995


Securities and Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:  Rule 24f-2 Notice for
     IDS Investment Series, Inc.
     SEC File No. 2-11328/811-54

Commissioners:

[i]  In accordance with the provisions of Rule 24f-2, IDS
     Investment Series, Inc. hereby files its Rule 24f-2 Notice for the fiscal year ended September 30, 1995 ("Fiscal Year").

[ii] Amount of securities registered other than under
     24f-2 which were unsold at the beginning of the
     fiscal year.*                                             $0

[iii] Amount of securities registered during the fiscal
      year other than under 24f-2**                            $0

[iv] Amount of securities sold during the fiscal
     year***                                         $135,515,114

[v]  Amount of securities sold pursuant to 24f-2     $135,515,114

[vi] Fee      $135,515,114  x  0.0002900              $ 46,729.35

Enclosed please find an opinion of counsel.
A check for the filing fee in the amount of   $46,729.35

If there are any questions, please contact the undersigned.

Very truly yours,

IDS Investment Series, Inc.



Leslie L. Ogg
Vice President, General Counsel and Secretary


LLO/CW/rjf

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
                                                              IDS Diversified Equity Income Fund             IDS Mutual
  *  Shares registered in prior years                                                            0                         0

     Share price on                                    November 16, 1995                      8.33                     13.52

     Value of shares                                                                             0                         0


 **  Shares registered in current years                                                          0                         0

     Share price on                                    November 16, 1995                      8.33                     13.52

     Value of shares                                                                             0                         0


***  Aggregate Sales                                                                   307,773,610             1,269,772,647

     Aggregate Redemptions                                                             209,140,489             1,232,890,654

     Securities Sold during Fiscal Year                                                 98,633,121                36,881,993


     Fee                                                                               $34,011.42                 $12,717.93
